Consolidated Statements of Changes in Equity - USD ($)		Total	Common Stock	Additional paid-in Capital	Statutory Reserve	Accumulated Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest
Beginning balance at Dec. 31, 2014		$ 14,678,235	$ 17,840	$ 16,453,112	$ 102,964	$ (5,262,794)	$ 344,605	$ 3,022,508
Beginning balance, shares at Dec. 31, 2014	[1]		17,840,000
Net income		2,355,615				2,314,345		41,270
Appropriations to statutory reserve					246,699	(246,699)
Conversion of loan payable to common stock		3,325,019		3,325,019
Change in noncontrolling interest in REIT Changjiang:
Withdrawal of capital by original minority shareholder in REIT Changjiang		(3,325,019)		(289,987)				(3,035,032)
Additional capital contribution by noncontrolling shareholder in REIT Xinyi		48,240						48,240
Foreign currency translation adjustment		(905,144)					(798,679)	(106,465)
Acquisition of Noncontrolling interest in REIT Changjiang		2,912,760		63,244				2,849,516
Ending balance at Dec. 31, 2015		19,089,676	$ 17,840	19,551,388	349,663	(3,195,148)	(454,074)	2,820,037
Ending balance, shares at Dec. 31, 2015	[1]		17,840,000
Net income		4,503,080				4,103,521		399,559
Appropriations to statutory reserve					683,861	(683,861)
Conversion of loan payable to common stock		3,200,000	$ 800	3,199,200
Conversion of loan payable to common stock, shares	[1]		800,000
Change in noncontrolling interest in REIT Changjiang:
Additional capital contributed by original shareholders		991,240		991,240
Additional capital contribution by noncontrolling shareholder in REIT Xinyi		2,218,617						2,218,617
Foreign currency translation adjustment		(1,699,975)					(1,274,022)	(425,953)
Ending balance at Dec. 31, 2016		28,302,668	$ 18,640	23,741,828	1,033,524	224,512	(1,728,096)	5,012,260
Ending balance, shares at Dec. 31, 2016	[1]		18,640,000
Net income		6,646,785				5,978,389		668,396
Appropriations to statutory reserve					955,951	(955,951)
Change in noncontrolling interest in REIT Changjiang:
Foreign currency translation adjustment		2,109,103					1,511,682	597,421
Acquisition of Noncontrolling interest in REIT Changjiang		(3,300,000)		670,350				(3,970,350)
Private placement sale of stock		3,600,000	$ 900	3,599,100
Private placement sale of stock, shares	[1]		900,000
Share issuance - IPO, net		14,270,194	$ 3,220	14,266,974
Share issuance - IPO, net, shares	[1]		3,220,000
Ending balance at Dec. 31, 2017		$ 51,628,750	$ 22,760	$ 42,278,252	$ 1,989,475	$ 5,246,950	$ (216,414)	$ 2,307,727
Ending balance, shares at Dec. 31, 2017	[1]		22,760,000

[1]	Retroactively restated for effect of stock recapitalization